SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,876,221	$ 1,896,992	$ 6,290,898	$ 5,418,600
International [member]
IfrsStatementLineItems [Line Items]
Revenue		428		44,267
CA Country [member]
IfrsStatementLineItems [Line Items]
Revenue	1,464,412	1,296,163	5,604,877	3,573,820
US Country [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 411,809	$ 600,401	$ 686,021	$ 1,800,513